SUMMARY OF DEFERRED REVENUE (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Current	$ 1,619,711	$ 1,704,249	$ 1,035,185
Non-current	330,540	788,902	573,411
Deferred revenue	$ 1,950,251	$ 2,493,151	$ 1,608,596